Inventories - Movements in Inventory Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventories
Beginning balance	$ 114,632	$ 133,768	$ 104,057
Decrease (increase) in carrying amount	(13,968)	(14,517)	32,926
Additional Provision Differences of Inventory	(288)	171	455
Reclassification of provision for long-term materials	13,713	0	0
Provision Used	(2,652)	(4,790)	(3,670)
Total changes	(3,195)	(19,136)	29,711
Final balance	$ 111,437	$ 114,632	$ 133,768